Significant accounting policies - Vasta Platform (Successor) (Details 3)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Summary of Significant Accounting Policies [Line Items]
Nominal statutory rates for calculating IRPJ (as a percent)	25.00%
Nominal statutory rates for calculating CSLL (as a percent)	9.00%
Minimum Period of contract for sale of textbooks and learning systems (in years)	3 years
Maximum Period of contract for sale of textbooks and learning systems (in years)	5 years
Nominal statutory rate on service revenues (as a percent)	9.25%
Municipal service tax, statutory rate (as a percent)	5.00%
Vasta Platform (Successor)
Disclosure of Summary of Significant Accounting Policies [Line Items]
Nominal statutory rates for calculating IRPJ (as a percent)		25.00%
Nominal statutory rates for calculating CSLL (as a percent)		9.00%
Minimum Period of contract for sale of textbooks and learning systems (in years)		3 years
Maximum Period of contract for sale of textbooks and learning systems (in years)		5 years
Nominal statutory rate on service revenues (as a percent)		9.25%
Municipal service tax, statutory rate (as a percent)		5.00%